CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 6: CONVERTIBLE NOTES PAYABLE

On August 6, 2021, the Company consummated the closing (the “Closing”) of a private placement offering (the “Offering”) pursuant to the terms and conditions of that certain Securities Purchase Agreement, dated as of August 6, 2021 (the “Purchase Agreement”), between the Company and certain accredited investors (the “Purchasers”). At the Closing, the Company sold to the Purchasers (i) 8% Senior Convertible Notes (the “Convertible Notes”) in an aggregate principal amount of $11,000,000 and (ii) warrants to purchase up to 7,333,334 shares of common stock of the Company (the “Warrants” and together with the Convertible Notes, the “Securities”). The Company received an aggregate of $11,000,000 in gross proceeds from the Offering, before deducting offering expenses and commissions.

The Convertible Notes mature on August 6, 2022 (the “Maturity Date”) and bear interest at 8% per annum payable on each conversion date (as to that principal amount then being converted), on each redemption date as well as mandatory redemption date (as to that principal amount then being redeemed) and on the Maturity Date, in cash. The Convertible Notes are convertible into shares of the Company’s common stock at any time following the date of issuance and prior to Mandatory Conversion (as defined in the Convertible Notes) at the conversion price equal to the lesser of: (i) $3.00, subject to adjustment set forth in the Convertible Notes and (ii) in the case of an uplist to the NASDAQ, the Uplist Conversion Price (as defined in the Convertible Notes) of the Company’s common stock during the two Trading Day (as defined in the Convertible Notes) period after each conversion date; provided, however, that at any time from and after December 31, 2021 or an Event of Default (as defined in the Convertible Notes), the holder of the Convertible Notes may, by delivery of written notice to the Company, elect to cause all, or any part, of the Convertible Notes to be converted, at any time thereafter, each an “Alternate Conversion”, pursuant to the Section 4(f) of the Convertible Notes, all, or any part of, the then outstanding aggregate principal amount of the Convertible Notes into shares of Common Stock at the Alternate Conversion price. The Convertible Notes rank pari passu with all other notes now or thereafter issued under the terms set forth in the Convertible Notes. The Convertible Notes contain certain price protection provisions providing for adjustment of the number of shares of common stock issuable upon conversion of the Convertible Notes in case of certain future dilutive events or stock-splits and dividends.

The Warrants are exercisable for five years from August 6, 2021, at an exercise price equal to the lesser of $3.00 or a 20% discount to the public offering price that a share of the Company’s common stock or unit (if units are offered) is offered to the public resulting in the commencement of trading of the Company’s common stock on the NASDAQ, New York Stock Exchange or NYSE American. The Warrants contain certain price protection provisions providing for adjustment of the amount of securities issuable upon exercise of the Warrants in case of certain future dilutive events or stock-splits and dividends.

The Company evaluated the Warrants and the conversion options under the guidance in ASC 815 and determined they represent derivative liabilities given the variability in the exercise and conversion prices upon the event of an up list to the NASDAQ. The Company also evaluated the other embedded features in the agreement and determined the interest make-whole provision and the subsequent financing redemption represent put features that are also accounted for as derivative liabilities. The derivative liabilities are marked to market at the end of each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivative (see Note 3).

The Warrants were valued at $12,026,668 on the date of issuance using a Monte Carlo simulation that accounted for the variability in the exercise price upon the event of an up list based on the Company’s expected future stock prices over the five-year term using inputs in line with those listed in Note 3. The remaining derivatives were valued at $1,862,450 on the issuance date based on the present value of their weighted average probability value.

As part of the issuance of the Convertible Notes, the Company incurred and capitalized debt issuance costs of $800,251 related to brokerage and legal fees that met the debt issuance cost capitalization criteria of ASC 835. The total discount related to the Convertible Notes on the date of issuance of $14,689,369 exceeded their value, which resulted in the Company recognizing a $3,689,369 loss on the issuance of the Convertible Notes during the three months ended October 31, 2021. The discount on the Convertible Notes will be amortized through the maturity date on a straight-line basis. Amortization of the debt discount during the three and nine months ended January 31, 2022 was $2,750,000 and $5,377,778, which was recorded in amortization of debt discounts in the accompanying consolidated statements of operations.

On December 31, 2021, the Company entered into an Omnibus Amendment Agreement (the “Omnibus Agreement”) with certain Purchasers who are collectively holders of 67% or more of the Securities outstanding related to the August 6, 2021 Convertible Notes, amending each of (i) the Purchase Agreement and (ii) the Registration Rights Agreement. Simultaneously with the execution of the Omnibus Agreement, the Company issued to each Purchaser a Replacement Note (as defined below) in replacement of the Convertible Note held prior to December 31, 2021 by such Purchaser (each, an “Existing Note”).

The Purchase Agreement was amended to, among other things, (i) delete Exhibit A and replace it in its entirety with the 8% Senior Convertible Note (the “Replacement Note”) filed as Exhibit 10.2 to the Company’s current report on Form 8-K dated January 5, 2021, (ii) add a new definition of “Inventory Financing”, (iii) amend Section 4.18 to add at the end of Section 4.18 before the final period “, it being agreed that the provisions of this Section 4.18 shall not apply to the Qualified Subsequent Financing expected to occur after the date hereof”, (iv) delete Section 4.20 and replace it in its entirety with substantially the same text, including the following after the period, replacing the period with a semicolon: “; provided that the provisions of this Section 4.20 shall not apply to (i) in respect of any Holder to the extent that such Holder is an investor or a purchaser of the securities offered pursuant such Subsequent Financing, and (ii) with respect to an Inventory Financing.”, and (v) add a new Section 4.21. Most-Favored Nation provision.

The Registration Rights Agreement was amended to, among other things, (i) delete the definition “Effectiveness Date” in Section 1 and replace it in its entirety with substantially the same text but revise the definition of “Effectiveness Date” causing the Initial Registration Statement required to be filed by January 31, 2022, and (ii) delete Section 2(d) and replace it in its entirety with substantially the same text but revised to delete the following “(2) no liquidated damages shall accrue or be payable hereunder with respect to any day on which the high price of the Common Stock on the Trading Market on which the Common Stock is then listed or traded is less than the then-applicable Conversion Price,” resulting in renumbering the text that follows as (2) instead of (3).

As consideration for entering into the Omnibus Agreement, the outstanding principal balance of the Existing Note held by each Purchaser was increased by twenty percent (20%) and such increased principal balance is reflected on the Replacement Note issued to each Purchaser. The Company recognized a $2,200,000 loss on issuance of convertible notes during the three months ended January 31, 2022 related to this amendment.

The fair value of the derivative liability related to the Convertible Notes was $7,898,574 as of January 31, 2022, and the Company recognized a gain on change in fair value of $6,175,994 and $5,990,544 for the three and nine months ended January 31, 2022.

Total outstanding borrowings related to the Convertible Notes as of January 31, 2022 were $13,200,000. The outstanding amount is net of total discounts of $5,622,222 for a net book value of $7,577,778 as of January 31, 2022. Interest expense related to the Convertible Notes for the three and nine months ended January 31, 2022 was $234,799 and $445,021, respectively.

NOTE 6: CONVERTIBLE NOTES PAYABLE

On June 1, 2019, the Company entered into a convertible note payable agreement with Mont-Saic Investments LLC (“Mont-Saic”) which provided for borrowings of $1,700,000 bearing interest at a rate of 12.6% per annum. All outstanding amounts were due on the maturity date 360 days after the loan issue date. The Company may repay up to 50% of the outstanding balance on the loan prior to the maturity date at their discretion. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at any time at the option of the debtholder at a conversion price equal to 75% of the lowest closing price of the common stock as defined in the agreement.

The convertible note payable agreement, as amended on September 11, 2019, also provided Mont-Saic with a warrant giving them the right to acquire 33% of the outstanding shares of SBL on a fully-diluted basis for no consideration up through one year after the maturity date. On September 16, 2019, Mont-Saic and Slinger Bag Inc. entered into a warrant assignment and conveyance agreement which updated Mont-Saic’s right to acquire 33% of the outstanding common stock shares of SBL to Slinger Bag Inc. The allocated value of the warrant of $1,492,188 was recorded as a discount to the outstanding note balance. On May 6, 2020, the Company issued 1,216,560 shares of common stock as partial satisfaction of the shares issuable.

On June 1, 2020, the Company and Mont-Saic entered into an amendment to the convertible note payable agreement to eliminate the conversion right contained in the original agreement and extend the maturity date to June 1, 2021.

The Company evaluated the conversion option under the guidance in ASC 815-10, Derivatives and Hedging, and determined it to have characteristics of a derivative liability. Under this guidance, this derivative liability is marked-to-market at each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivatives. The value of the conversion option derivative amounted to $566,667 as of the issuance date on September 11, 2019, which was recorded as a discount to the outstanding note balance less $358,855 representing the amount of the conversion option exceeding the face value of the note payable which was recorded immediately as interest expense, and a derivative liability. On June 1, 2020, in connection with the elimination of the conversion option, this derivative ceased to exist and the value of the derivate of $566,667 was recognized as a loss on extinguishment of debt on the consolidated statements of operations for the year ended April 30, 2021.

The combined discount relating to the warrant and conversion option were amortized over the term of the agreement. Amortization of debt discounts during the year ended April 30, 2020 amounted to $1,493,939, and were recorded as amortization of debt discount in the accompanying consolidated statements of operations. The remaining $206,061 was amortized during the year ended April 30, 2021.

On December 3, 2020, Mont-Saic entered into an Assignment and Conveyance Agreement with the Company’s exiting related party lender wherein Mont-Saic sold its full right, title and interest in its outstanding notes payable amounting to $1,820,000, which consisted of the $1,700,000 note payable and the $120,000 note payable (see Note 7), to the Company’s related party lender, along with the 1,216,560 shares of common stock previously issued to Mont-Saic in connection with the debt agreement and the rights to receive the remaining 6,921,299 shares issuable (see Note 5).

On November 20, 2019, the Company entered into a convertible note payable agreement for borrowings of $125,000 bearing interest at 12% per annum. All outstanding borrowings and accrued interest were due on November 20, 2020. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at any time at the option of the debtholder at a conversion price equal to 70% of the lowest closing price of the common stock as defined in the agreement. On March 2, 2020, the holder elected to convert the outstanding principal of $125,000 and accrued interest of $4,274 into 369,354 shares of the Company’s common stock in accordance with the terms in the agreement.

The Company evaluated the conversion option under the guidance in ASC 815-10, Derivatives and Hedging, and determined it to have characteristics of a derivative liability. Under this guidance, this derivative liability is marked-to-market at each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivatives. The value of the conversion option derivative amounted to $53,571 as of the issuance date on November 20, 2019, which was initially recorded as a discount to the outstanding note balance and a derivative liability. The discount of $53,571 was fully amortized during the year ended April 30, 2020 upon the conversion of the outstanding note payable balance. Upon conversion of the note payable balance, the derivative liability amount of $53,571 was reclassified as additional paid-in capital as part of shareholders’ equity.

On February 11, 2020, the Company entered into a convertible note payable agreement for borrowings of $125,000 bearing interest at 12% per annum. All outstanding borrowings and accrued interest are due on February 11, 2021. The outstanding principal and accrued interest are convertible into shares of the Company’s common stock at any time at the option of the debtholder at a conversion price equal to 70% of the lowest closing price of the common stock as defined in the agreement.

The Company evaluated the conversion option under the guidance in ASC 815-10, Derivatives and Hedging, and determined it to have characteristics of a derivative liability. Under this guidance, this derivative liability is marked-to-market at each reporting period with the non-cash gain or loss recorded in the period as a gain or loss on derivatives. The value of the conversion option amounted to $53,571 as of the issuance date on February 11, 2020, which was initially recorded as a discount to the outstanding note balance and a derivative liability. The discount was being amortized over the term of the agreement.

On September 4, 2020, the Company and the convertible debt holder entered into an agreement to convert the outstanding convertible note payable balance of $125,000 and accrued interest of $8,466 into 300,000 shares of the Company’s common stock. Under the guidance in ASC 470-20-40-16, the Company recognized an expense at the conversion date equal to the fair value of the shares transferred after the change in terms, less the fair value of securities issuable under the original conversion terms. The excess in value, which amounted to $51,412 was recorded as an induced conversion loss in the consolidated statements of operations during the year ended April 30, 2021.

At the time of the conversion, the remaining debt discount was fully amortized and the derivative liability amount of $53,571 was reclassified as additional paid-in capital as part of shareholders’ equity. Amortization of debt discounts during the year ended April 30, 2021 and 2020 was $42,872 and $10,699, respectively, and was recorded as amortization of debt discount in the accompanying consolidated statements of operations. The unamortized discount balance amounted to zero and $42,872 as of April 30, 2021 and 2020, respectively.

Total outstanding principal of convertible notes payable at April 30, 2021 and 2020 amounted to zero and $1,825,000, respectively. The outstanding balances are netted with debt discounts at April 30, 2021 and 2020 of zero and $248,933, respectively.